Convertible bonds	12 Months Ended
Dec. 31, 2024
Convertible bonds [Abstract]
Convertible bonds

20. Convertible bonds

On July 6, 2023 and September 5, 2023, the Company issued convertible bonds to LMR Multi-Strategy Master Fund Limited (“LMR”) with a principal amount of US$30,000,000 which is due and mandatorily convertible to the Company’s ADSs on July 3, 2024  (the “July 2023 LMR Convertible Note”), and a principal amount of US$40,000,000 which is due on September 2, 2024 (the “September 2023 LMR Convertible Note”), respectively. For the outstanding principal amount of convertible bonds, the Company would issue payment in kind note to LMR at the end of each quarter, the amount of which is calculated at 5% per annum with reference to the principal amount of convertible bonds outstanding during the relevant quarter. Such convertible bonds and payment in kind notes are convertible to the Company’s ADSs, at certain variable price determined with reference to the market price of the Company’s ADSs prevailing shortly prior to the conversion. In the event that the entire principal amount of the July 2023 LMR Convertible Note is fully converted prior to its maturity date of July 3, 2024, the Company agreed to further issue and sell, and LMR agrees to purchase, an additional note in the principal amount of US$25,000,000 at the issue price of US$25,000,000 with substantially similar terms as the July 2023 LMR Convertible Note.

These convertible bonds were initially measured at fair value and subsequently carried at fair value through profit or loss pursuant to the Company’s election to apply the fair value option.

On October 4, 2024, the Company entered into a convertible note exchange agreement (the “Convertible Note Exchange Agreement”) with LMR, under which LMR agreed to deliver to the Company for cancellation and termination of the US$35.5 million aggregate outstanding amount of the July 2023 LMR Convertible Note and the September 2023 LMR Convertible Note. In exchange, the Company issued to LMR a convertible note (the “New Note”) in the principal amount of US$35.0 million and agreed to pay US$0.5 million to LMR in cash.

The movement in the fair value of convertible bonds during the years indicated is set out below:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Opening balance	—	272,684
New issuance	474,117	251,594
Fair value changes	116,520	(426)
Conversion to shares (Note 21(ii))	(319,335)	(29,785)
Notes matured	—	(255,458)
Exchange differences	1,382	2,915
Closing balance	272,684	241,524

The fair value of the convertible bonds was determined using the binomial option valuation model. The inputs to the valuation model as of December 31, 2024 and 2023 are set out below:

As of December 31,
	2024	2023
Expected volatility	71.75% - 73.64%	70.36% - 78.64%
Risk–free interest rate	4.19% - 4.20%	5.08% - 5.49%
Bond Maturity	0.76 - 0.98	0.51 - 0.94
Weighted average share price	US$2.00	US$1.52 - US$6.63